Impairment of Non-Current Assetes (Tables)	12 Months Ended
Dec. 31, 2019
Impairment and Reversal of Impairment and Goodwill [Abstract]
Sensitivity analysis of metal prices
Metal prices used at December 31, 2019:

Metal Prices	2020-2022 average
Silver price - $/oz.	$17.94
Gold price - $/oz.	$1,474
Metal prices used at December 31, 2018:

Metal Prices	2019-2022 average
Silver price - $/oz.	$17.07
Gold price - $/oz.	$1,300